UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments

Index Funds S&P 500® Equal Weight

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.41%
Consumer Discretionary: 15.15%
Advance Auto Parts, Inc.	516	$70,021
Amazon.com, Inc.(a)	41	69,692
Aptiv PLC	675	61,850
AutoZone, Inc.(a)	101	67,764
Best Buy Co., Inc.	941	70,180
Booking Holdings, Inc.(a)	31	62,840
BorgWarner, Inc.	1,360	58,698
CarMax, Inc.(a)	921	67,113
Carnival Corp.	1,116	63,958
CBS Corp., Class B Non-Voting Shares	1,330	74,773
Charter Communications, Inc., Class A(a)	245	71,836
Chipotle Mexican Grill, Inc.(a)	150	64,706
Comcast Corp., Class A	2,120	69,557
Darden Restaurants, Inc.	744	79,653
Discovery Communications, Inc., Class A(a)	962	26,455
Discovery Communications, Inc., Class C(a)	2,104	53,652
DISH Network Corp., Class A(a)	2,120	71,253
Dollar General Corp.	717	70,696
Dollar Tree, Inc.(a)	823	69,955
DR Horton, Inc.	1,539	63,099
Expedia Group, Inc.	563	67,667
Foot Locker, Inc.	1,154	60,758
Ford Motor Co.	5,621	62,224
Gap, Inc.	2,143	69,412
Garmin, Ltd.	1,100	67,100
General Motors Co.	1,537	60,558
Genuine Parts Co.	719	65,997
Goodyear Tire & Rubber Co.	2,687	62,580
H&R Block, Inc.	2,334	53,169
Hanesbrands, Inc.	3,386	74,560
Harley-Davidson, Inc.	1,595	67,118
Hasbro, Inc.	753	69,509
Hilton Worldwide Holdings, Inc.	809	64,040
Home Depot, Inc.	343	66,919
Interpublic Group of Cos., Inc.	2,942	68,961
Kohl's Corp.	875	63,788
L Brands, Inc.	1,839	67,822
Leggett & Platt, Inc.	1,558	69,549
Lennar Corp., Class A	1,260	66,150
LKQ Corp.(a)	2,087	66,575
Lowe's Cos., Inc.	679	64,892
Macy's, Inc.	1,706	63,856
Marriott International, Inc., Class A	492	62,287
Mattel, Inc.	3,994	65,582
McDonald's Corp.	402	62,989
MGM Resorts International	2,210	64,156
Michael Kors Holdings, Ltd.(a)	1,052	70,063
Mohawk Industries, Inc.(a)	323	69,209
	Shares	Value
Consumer Discretionary (continued)
Netflix, Inc.(a)	189	$73,980
Newell Brands, Inc.	2,756	71,077
News Corp., Class A	3,246	50,313
News Corp., Class B	1,032	16,357
NIKE, Inc., Class B	908	72,349
Nordstrom, Inc.	1,296	67,107
Norwegian Cruise Line Holdings, Ltd.(a)	1,315	62,134
Omnicom Group, Inc.	920	70,168
O'Reilly Automotive, Inc.(a)	240	65,657
PulteGroup, Inc.	2,089	60,059
PVH Corp.	404	60,487
Ralph Lauren Corp.	478	60,094
Ross Stores, Inc.	792	67,122
Royal Caribbean Cruises, Ltd.	657	68,065
Starbucks Corp.	1,202	58,718
Tapestry, Inc.	1,471	68,710
Target Corp.	872	66,377
Tiffany & Co.	514	67,642
TJX Cos., Inc.	716	68,149
Tractor Supply Co.	888	67,923
TripAdvisor, Inc.(a)	1,218	67,855
Twenty-First Century Fox, Inc., Class A	1,205	59,876
Twenty-First Century Fox, Inc., Class B	502	24,734
Ulta Beauty, Inc.(a)	269	62,801
Under Armour, Inc., Class A(a)	1,460	32,821
Under Armour, Inc., Class C(a)	1,453	30,629
VF Corp.	813	66,276
Viacom, Inc., Class B	2,437	73,500
Walt Disney Co.	654	68,546
Whirlpool Corp.	457	66,827
Wynn Resorts, Ltd.	382	63,924
Yum! Brands, Inc.	818	63,984
		5,089,502

Consumer Staples: 6.87%
Altria Group, Inc.	1,178	66,899
Archer-Daniels-Midland Co.	1,517	69,524
Brown-Forman Corp., Class B	1,284	62,929
Campbell Soup Co.	1,997	80,958
Church & Dwight Co., Inc.	1,411	75,009
Clorox Co.	536	72,494
Coca-Cola Co.	1,547	67,851
Colgate-Palmolive Co.	1,074	69,606
Conagra Brands, Inc.	1,802	64,385
Constellation Brands, Inc., Class A	300	65,661
Costco Wholesale Corp.	334	69,799
Coty, Inc., Class A	4,897	69,048
Dr. Pepper Snapple Group, Inc.	565	68,930
Estee Lauder Cos., Inc., Class A	444	63,354
General Mills, Inc.	1,585	70,152
Hershey Co.	742	69,051
Hormel Foods Corp.	1,878	69,880
JM Smucker Co.	663	71,259
Kellogg Co.	1,068	74,621
Kimberly-Clark Corp.	658	69,314

	Shares	Value
Consumer Staples (continued)
Kraft Heinz Co.	1,163	$73,060
Kroger Co.	2,682	76,303
McCormick & Co., Inc., Non-Voting Shares	657	76,271
Molson Coors Brewing Co., Class B	1,070	72,803
Mondelez International, Inc., Class A	1,710	70,110
Monster Beverage Corp.(a)	1,226	70,250
PepsiCo, Inc.	663	72,181
Philip Morris International, Inc.	856	69,113
Procter & Gamble Co.	881	68,771
Sysco Corp.	1,028	70,202
Tyson Foods, Inc., Class A	961	66,165
Walgreens Boots Alliance, Inc.	1,073	64,396
Walmart Stores, Inc.	807	69,120
		2,309,469

Energy: 6.30%
Anadarko Petroleum Corp.	953	69,807
Andeavor	470	61,655
Apache Corp.	1,610	75,268
Baker Hughes a GE Co.	1,960	64,739
Cabot Oil & Gas Corp.	2,889	68,758
Chevron Corp.	538	68,019
Cimarex Energy Co.	794	80,782
Concho Resources, Inc.(a)	530	73,326
ConocoPhillips	979	68,158
Devon Energy Corp.	1,613	70,908
EOG Resources, Inc.	578	71,921
EQT Corp.	1,280	70,630
Exxon Mobil Corp.	814	67,342
Halliburton Co.	1,414	63,715
Helmerich & Payne, Inc.	1,040	66,310
Hess Corp.	1,100	73,579
HollyFrontier Corp.	881	60,287
Kinder Morgan, Inc.	4,036	71,316
Marathon Oil Corp.	3,241	67,607
Marathon Petroleum Corp.	861	60,408
National Oilwell Varco, Inc.	1,597	69,310
Newfield Exploration Co.(a)	2,334	70,604
Noble Energy, Inc.	1,997	70,454
Occidental Petroleum Corp.	795	66,526
ONEOK, Inc.	994	69,411
Phillips 66	582	65,364
Pioneer Natural Resources Co.	352	66,612
Schlumberger, Ltd.	979	65,622
TechnipFMC PLC	2,087	66,241
Valero Energy Corp.	568	62,951
Williams Cos., Inc.	2,604	70,594
		2,118,224

Financials: 13.02%
Affiliated Managers Group, Inc.	412	61,252
Aflac, Inc.	1,482	63,756
Allstate Corp.	725	66,171
	Shares	Value
Financials (continued)
American Express Co.	674	$66,052
American International Group, Inc.	1,234	65,427
Ameriprise Financial, Inc.	476	66,583
Aon PLC	475	65,156
Arthur J Gallagher & Co.	1,004	65,541
Assurant, Inc.	692	71,615
Bank of America Corp.	2,267	63,907
Bank of New York Mellon Corp.	1,182	63,745
BB&T Corp.	1,246	62,848
Berkshire Hathaway, Inc., Class B(a)	347	64,768
BlackRock, Inc.	124	61,881
Brighthouse Financial, Inc.(a)	1,457	58,382
Capital One Financial Corp.	701	64,422
CBOE Global Markets, Inc.	654	68,062
Charles Schwab Corp.	1,178	60,196
Chubb, Ltd.	509	64,653
Cincinnati Financial Corp.	954	63,784
Citigroup, Inc.	994	66,518
Citizens Financial Group, Inc.	1,620	63,018
CME Group, Inc.	398	65,240
Comerica, Inc.	705	64,099
Discover Financial Services	902	63,510
E*Trade Financial Corp.(a)	1,040	63,606
Everest Re Group, Ltd.	296	68,222
Fifth Third Bancorp	2,139	61,389
Franklin Resources, Inc.	1,977	63,363
Goldman Sachs Group, Inc.	292	64,406
Hartford Financial Services Group, Inc.	1,277	65,293
Huntington Bancshares, Inc.	4,335	63,985
Intercontinental Exchange, Inc.	899	66,121
Invesco, Ltd.	2,435	64,674
Jefferies Financial Group, Inc.	2,948	67,038
JPMorgan Chase & Co.	613	63,875
KeyCorp	3,312	64,716
Lincoln National Corp.	982	61,129
Loews Corp.	1,349	65,130
M&T Bank Corp.	384	65,338
Marsh & McLennan Cos., Inc.	821	67,297
MetLife, Inc.	1,434	62,522
Moody's Corp.	380	64,813
Morgan Stanley	1,311	62,141
MSCI, Inc.	409	67,661
NASDAQ, Inc.	715	65,258
Northern Trust Corp.	636	65,438
People's United Financial, Inc.	3,545	64,129
PNC Financial Services Group, Inc.	457	61,741
Principal Financial Group, Inc.	1,198	63,434
Progressive Corp.	1,082	64,000
Prudential Financial, Inc.	677	63,306
Raymond James Financial, Inc.	677	60,490
Regions Financial Corp.	3,560	63,297
S&P Global, Inc.	329	67,080
State Street Corp.	677	63,022
SunTrust Banks, Inc.	964	63,643
SVB Financial Group(a)	209	60,351
Synchrony Financial	1,919	64,056

	Shares	Value
Financials (continued)
T Rowe Price Group, Inc.	539	$62,573
Torchmark Corp.	788	64,151
Travelers Cos., Inc.	518	63,372
Unum Group	1,728	63,919
US Bancorp	1,306	65,326
Wells Fargo & Co.	1,221	67,692
Willis Towers Watson PLC	430	65,188
XL Group, Ltd.	1,208	67,588
Zions Bancorporation	1,190	62,701
		4,375,060

Health Care: 12.56%
Abbott Laboratories	1,075	65,564
AbbVie, Inc.	678	62,817
ABIOMED, Inc.(a)	166	67,902
Aetna, Inc.	376	68,996
Agilent Technologies, Inc.	1,035	64,004
Alexion Pharmaceuticals, Inc.(a)	575	71,386
Align Technology, Inc.(a)	196	67,059
Allergan PLC	399	66,521
AmerisourceBergen Corp.	790	67,363
Amgen, Inc.	369	68,114
Anthem, Inc.	298	70,933
Baxter International, Inc.	909	67,121
Becton Dickinson and Co.	294	70,431
Biogen, Inc.(a)	225	65,304
Boston Scientific Corp.(a)	2,129	69,618
Bristol-Myers Squibb Co.	1,279	70,780
Cardinal Health, Inc.	1,275	62,258
Celgene Corp.(a)	860	68,301
Centene Corp.(a)	568	69,983
Cerner Corp.(a)	1,121	67,025
Cigna Corp.	383	65,091
Cooper Cos., Inc.	293	68,987
CVS Health Corp.	1,030	66,281
Danaher Corp.	660	65,129
DaVita, Inc.(a)	957	66,454
DENTSPLY SIRONA, Inc.	1,583	69,288
Edwards Lifesciences Corp.(a)	476	69,291
Eli Lilly & Co.	790	67,411
Envision Healthcare Corp.(a)	1,558	68,568
Express Scripts Holding Co.(a)	868	67,018
Gilead Sciences, Inc.	946	67,015
HCA Healthcare, Inc.	645	66,177
Henry Schein, Inc.(a)	943	68,500
Hologic, Inc.(a)	1,774	70,517
Humana, Inc.	229	68,157
IDEXX Laboratories, Inc.(a)	310	67,561
Illumina, Inc.(a)	241	67,309
Incyte Corp.(a)	971	65,057
Intuitive Surgical, Inc.(a)	140	66,987
Iqvia Holdings, Inc.(a)	650	64,883
Johnson & Johnson	549	66,616
Laboratory Corp. of America Holdings(a)	364	65,349
	Shares	Value
Health Care (continued)
McKesson Corp.	468	$62,431
Medtronic PLC	780	66,776
Merck & Co., Inc.	1,087	65,981
Mettler-Toledo International, Inc.(a)	115	66,542
Mylan NV(a)	1,645	59,450
Nektar Therapeutics(a)	1,257	61,379
PerkinElmer, Inc.	869	63,637
Perrigo Co. PLC	929	67,733
Pfizer, Inc.	1,855	67,299
Quest Diagnostics, Inc.	620	68,163
Regeneron Pharmaceuticals, Inc.(a)	220	75,898
ResMed, Inc.	637	65,980
Stryker Corp.	380	64,167
Thermo Fisher Scientific, Inc.	314	65,042
UnitedHealth Group, Inc.	271	66,487
Universal Health Services, Inc., Class B	590	65,750
Varian Medical Systems, Inc.(a)	559	63,570
Vertex Pharmaceuticals, Inc.(a)	452	76,822
Waters Corp.(a)	331	64,078
Zimmer Biomet Holdings, Inc.	594	66,195
Zoetis, Inc.	784	66,789
		4,219,295

Industrials: 13.24%
3M Co.	329	64,721
Alaska Air Group, Inc.	1,091	65,885
Allegion PLC	838	64,828
American Airlines Group, Inc.	1,578	59,901
AMETEK, Inc.	898	64,800
AO Smith Corp.	1,049	62,048
Arconic, Inc.	3,791	64,485
Boeing Co.	184	61,734
Caterpillar, Inc.	438	59,423
CH Robinson Worldwide, Inc.	770	64,418
Cintas Corp.	356	65,885
CSX Corp.	1,014	64,673
Cummins, Inc.	473	62,909
Deere & Co.	433	60,533
Delta Air Lines, Inc.	1,258	62,321
Dover Corp.	862	63,098
Eaton Corp. PLC	846	63,230
Emerson Electric Co.	930	64,300
Equifax, Inc.	532	66,558
Expeditors International of Washington, Inc.	889	64,986
Fastenal Co.	1,288	61,991
FedEx Corp.	261	59,263
Flowserve Corp.	1,613	65,165
Fluor Corp.	1,351	65,902
Fortive Corp.	870	67,086
Fortune Brands Home & Security, Inc.	1,162	62,388
General Dynamics Corp.	336	62,634
General Electric Co.	4,883	66,458
Harris Corp.	440	63,598
Honeywell International, Inc.	448	64,534

	Shares	Value
Industrials (continued)
Huntington Ingalls Industries, Inc.	301	$65,254
IHS Markit, Ltd.(a)	1,330	68,615
Illinois Tool Works, Inc.	460	63,728
Ingersoll-Rand PLC	750	67,297
Jacobs Engineering Group, Inc.	1,021	64,823
JB Hunt Transport Services, Inc.	528	64,178
Johnson Controls International PLC	1,935	64,726
Kansas City Southern	623	66,013
L3 Technologies, Inc.	333	64,043
Lockheed Martin Corp.	211	62,336
Masco Corp.	1,750	65,485
Nielsen Holdings PLC	2,177	67,335
Norfolk Southern Corp.	441	66,534
Northrop Grumman Corp.	201	61,848
PACCAR, Inc.	1,042	64,562
Parker-Hannifin Corp.	389	60,626
Pentair PLC	1,512	63,625
Quanta Services, Inc.(a)	1,833	61,222
Raytheon Co.	317	61,238
Republic Services, Inc.	997	68,155
Robert Half International, Inc.	987	64,254
Rockwell Automation, Inc.	382	63,500
Rockwell Collins, Inc.	489	65,858
Roper Technologies, Inc.	238	65,667
Snap-on, Inc.	434	69,752
Southwest Airlines Co.	1,347	68,535
Stanley Black & Decker, Inc.	468	62,155
Stericycle, Inc.(a)	1,052	68,685
Textron, Inc.	981	64,658
TransDigm Group, Inc.	197	67,993
Union Pacific Corp.	470	66,590
United Continental Holdings, Inc.(a)	972	67,778
United Parcel Service, Inc., Class B	583	61,932
United Rentals, Inc.(a)	407	60,081
United Technologies Corp.	533	66,641
Verisk Analytics, Inc.(a)	624	67,167
Waste Management, Inc.	814	66,211
WW Grainger, Inc.	216	66,614
Xylem, Inc.	929	62,596
		4,448,065

Information Technology: 13.87%
Accenture PLC, Class A	420	68,708
Activision Blizzard, Inc.	915	69,833
Adobe Systems, Inc.(a)	271	66,072
Advanced Micro Devices, Inc.(a)	4,460	66,855
Akamai Technologies, Inc.(a)	867	63,490
Alliance Data Systems Corp.	306	71,359
Alphabet, Inc., Class A(a)	29	32,747
Alphabet, Inc., Class C(a)	30	33,469
Amphenol Corp., Class A	748	65,188
Analog Devices, Inc.	674	64,650
ANSYS, Inc.(a)	395	68,801
Apple, Inc.	355	65,714
Applied Materials, Inc.	1,330	61,433
	Shares	Value
Information Technology (continued)
Autodesk, Inc.(a)	503	$65,938
Automatic Data Processing, Inc.	503	67,472
Broadcom, Inc.	264	64,057
Broadridge Financial Solutions, Inc.	570	65,607
CA, Inc.	1,874	66,808
Cadence Design Systems, Inc.(a)	1,543	66,827
Cisco Systems, Inc.	1,565	67,342
Citrix Systems, Inc.(a)	630	66,049
Cognizant Technology Solutions Corp., Class A	882	69,669
Corning, Inc.	2,366	65,089
DXC Technology Co.	795	64,085
eBay, Inc.(a)	1,688	61,207
Electronic Arts, Inc.(a)	494	69,664
F5 Networks, Inc.(a)	385	66,393
Facebook, Inc., Class A(a)	360	69,955
Fidelity National Information Services, Inc.	641	67,965
Fiserv, Inc.(a)	901	66,755
FleetCor Technologies, Inc.(a)	329	69,304
FLIR Systems, Inc.	1,235	64,183
Gartner, Inc.(a)	494	65,653
Global Payments, Inc.	581	64,776
Hewlett Packard Enterprise Co.	4,249	62,078
HP, Inc.	2,869	65,098
Intel Corp.	1,235	61,392
International Business Machines Corp.	465	64,961
Intuit, Inc.	330	67,421
IPG Photonics Corp.(a)	273	60,232
Juniper Networks, Inc.	2,436	66,795
KLA-Tencor Corp.	595	61,005
Lam Research Corp.	362	62,572
MasterCard, Inc., Class A	340	66,817
Microchip Technology, Inc.	665	60,482
Micron Technology, Inc.(a)	1,108	58,104
Microsoft Corp.	669	65,970
Motorola Solutions, Inc.	605	70,404
NetApp, Inc.	915	71,855
NVIDIA Corp.	259	61,357
Oracle Corp.	1,412	62,213
Paychex, Inc.	998	68,213
PayPal Holdings, Inc.(a)	807	67,199
Qorvo, Inc.(a)	848	67,984
QUALCOMM, Inc.	1,129	63,359
Red Hat, Inc.(a)	397	53,345
salesforce.com, Inc.(a)	509	69,428
Seagate Technology PLC	1,215	68,611
Skyworks Solutions, Inc.	682	65,915
Symantec Corp.	3,190	65,874
Synopsys, Inc.(a)	752	64,349
Take-Two Interactive Software, Inc.(a)	599	70,898
TE Connectivity, Ltd.	699	62,952
Texas Instruments, Inc.	587	64,717
Total System Services, Inc.	780	65,926
Twitter, Inc.(a)	1,651	72,099
VeriSign, Inc.	494	67,885

	Shares	Value
Information Technology (continued)
Visa, Inc., Class A	505	$66,887
Western Digital Corp.	823	63,708
Western Union Co.	3,268	66,438
Xerox Corp.	2,437	58,488
Xilinx, Inc.	978	63,824
		4,659,972

Materials: 4.67%
Air Products & Chemicals, Inc.	403	62,759
Albemarle Corp.	713	67,257
Avery Dennison Corp.	630	64,323
Ball Corp.	1,809	64,310
CF Industries Holdings, Inc.	1,576	69,974
DowDuPont, Inc.	978	64,470
Eastman Chemical Co.	624	62,375
Ecolab, Inc.	465	65,253
FMC Corp.	767	68,424
Freeport-McMoRan, Inc.	3,772	65,105
International Flavors & Fragrances, Inc.	538	66,691
International Paper Co.	1,156	60,205
LyondellBasell Industries NV, Class A	576	63,274
Martin Marietta Materials, Inc.	297	66,329
Mosaic Co.	2,309	64,767
Newmont Mining Corp.	1,772	66,822
Nucor Corp.	1,018	63,625
Packaging Corp. of America	555	62,043
PPG Industries, Inc.	653	67,736
Praxair, Inc.	426	67,372
Sealed Air Corp.	1,553	65,925
Sherwin-Williams Co.	171	69,695
Vulcan Materials Co.	523	67,498
WestRock Co.	1,115	63,577
		1,569,809

Real Estate: 6.81%
Alexandria Real Estate Equities, Inc., REIT	534	67,375
American Tower Corp., REIT	491	70,787
Apartment Investment & Management Co., REIT, Class A	1,632	69,034
AvalonBay Communities, Inc., REIT	405	69,615
Boston Properties, Inc., REIT	555	69,608
CBRE Group, Inc., Class A(a)	1,400	66,836
Crown Castle International Corp., REIT	660	71,161
Digital Realty Trust, Inc., REIT	621	69,291
Duke Realty Corp., REIT	2,368	68,743
Equinix, Inc., REIT	169	72,651
Equity Residential, REIT	1,052	67,002
Essex Property Trust, Inc., REIT	282	67,418
Extra Space Storage, Inc., REIT	694	69,268
Federal Realty Investment Trust, REIT	563	71,248
GGP, Inc., REIT	3,291	67,235
HCP, Inc., REIT	2,795	72,167
	Shares	Value
Real Estate (continued)
Host Hotels & Resorts, Inc., REIT	3,079	$64,875
Iron Mountain, Inc., REIT	1,965	68,795
Kimco Realty Corp., REIT	4,152	70,542
Macerich Co., REIT	1,194	67,855
Mid-America Apartment Communities, Inc., REIT	706	71,073
Prologis, Inc., REIT	1,031	67,726
Public Storage, REIT	314	71,234
Realty Income Corp., REIT	1,277	68,690
Regency Centers Corp., REIT	1,144	71,020
SBA Communications Corp., REIT(a)	433	71,497
Simon Property Group, Inc., REIT	411	69,948
SL Green Realty Corp., REIT	690	69,366
UDR, Inc., REIT	1,815	68,135
Ventas, Inc., REIT	1,240	70,618
Vornado Realty Trust, REIT	950	70,224
Welltower, Inc., REIT	1,173	73,535
Weyerhaeuser Co., REIT	1,785	65,081
		2,289,653

Telecommunication Services: 0.62%
AT&T, Inc.	2,036	65,376
CenturyLink, Inc.	3,853	71,820
Verizon Communications, Inc.	1,383	69,579
		206,775

Utilities: 6.30%
AES Corp.	5,326	71,422
Alliant Energy Corp.	1,734	73,383
Ameren Corp.	1,200	73,020
American Electric Power Co., Inc.	1,061	73,474
American Water Works Co., Inc.	858	73,256
CenterPoint Energy, Inc.	2,683	74,346
CMS Energy Corp.	1,569	74,182
Consolidated Edison, Inc.	935	72,911
Dominion Energy, Inc.	1,087	74,112
DTE Energy Co.	701	72,645
Duke Energy Corp.	931	73,623
Edison International	1,141	72,191
Entergy Corp.	885	71,499
Evergy, Inc.	1,326	74,455
Eversource Energy	1,270	74,435
Exelon Corp.	1,701	72,463
FirstEnergy Corp.	2,041	73,292
NextEra Energy, Inc.	434	72,491
NiSource, Inc.	2,892	76,002
NRG Energy, Inc.	2,052	62,996
PG&E Corp.	1,641	69,841
Pinnacle West Capital Corp.	914	73,632
PPL Corp.	2,637	75,286
Public Service Enterprise Group, Inc.	1,337	72,385
SCANA Corp.	1,881	72,456
Sempra Energy	671	77,910
Southern Co.	1,572	72,799

	Shares	Value
Utilities (continued)
WEC Energy Group, Inc.	1,144	$73,960
Xcel Energy, Inc.	1,593	72,768
		2,117,235

Total Common Stocks
(Cost $30,122,279)		33,403,059

EXCHANGE-TRADED FUNDS: 0.50%
SPDR® S&P 500® ETF Trust	620	168,194

Total Exchange-Traded Funds
(Cost $167,994)		168,194

Total Investments: 99.91%
(Cost $30,290,273)		33,571,253

Other Assets In Excess Of Liabilities: 0.09%		29,029

Net Assets: 100.00%		$33,600,282

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
June 30, 2018

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of June 30, 2018, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
June 30, 2018

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,403,059	$–	$–	$33,403,059
Exchange-Traded Funds	168,194	–	–	168,194
TOTAL	$33,571,253	$–	$–	$33,571,253

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2018.

For the period ended June 30, 2018, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)

Date:	August 23, 2018

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)

Date:	August 23, 2018